Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	1-5480
Entity Registrant Name	TEXTRON INC.
Entity Central Index Key	0000217346
Entity Tax Identification Number	05-0315468
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	40 Westminster Street
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	401
Local Phone Number	421-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock – par value $0.125
Trading Symbol	TXT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false